SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ 4.1	$ 34.2
Contract assets	(66.6)	(49.3)
Inventories	(65.6)	107.3
Prepayments	(9.7)	(5.6)
Income taxes	(13.2)	(11.5)
Accounts payable and accrued liabilities	21.8	(24.6)
Provisions	(15.3)	(25.8)
Contract liabilities	30.0	(2.2)
Increase (decrease) in working capital	(114.5)	22.5
Interest paid	174.7	93.8
Interest received	13.3	13.1
Income taxes paid	$ 34.7	$ 44.5